UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended December 31, 2008

If amended report check here:      [x]                    Amendment Number: 1

This Amendment (Check only one):   [ ] is a restatement
                                   [x] adds new holding Entries

Goldman Sachs Group, Inc. (The)
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

200 WEST STREET                  NEW YORK            NY             10282
--------------------------------------------------------------------------------
Business Address  (Street)       (City)            (State)          (Zip)


13F File Number: 28-04981


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Robert Belva            Vice President, Beneficial Ownership    1(212)902-7941
--------------------------------------------------------------------------------
Name                                 Title                           Phone





                                            /s/      Robert Belva
                                        ----------------------------------------
                                            (Manual Signature of Person Duly
                                           Authorized to Submit this Report)

                                                JERSEY CITY, NJ  02/23/2011
                                        ----------------------------------------
                                               Place and Date of Signing


Report Type:

[ x ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.



                             Form 13F SUMMARY PAGE

Report Summary:
                                                1
Number of Other Included Managers:      _______________
                                                1
Form 13F Information Table Entry Total: _______________
                                             625.40
Form 13F Information Table Value Total: $______________
                                           (thousands)


THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON 02/13/09 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON 02/14/11. AS OF THE DATE OF THIS AMENDMENT, THE INSTITUTIONAL INVESTMENT MANAGER HOLDS NO POSITIONS IN THE ISSUER LISTED BELOW.


List of Other Included Managers:
Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report):

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:
   ------------- ------------------------------------------
 1.  28-00687     Goldman, Sachs & Co.
   ------------- ------------------------------------------

________________________________________________________________________________


                                                              FORM 13F
                                                         INFORMATION TABLE

                                                                                                                              PAGE 1


ITEM1                                     ITEM2 ITEM3     ITEM4        ITEM5             ITEM6  ITEM7             ITEM8

                                                               FAIR                                         VOTING AUTHORITY
                                          TITLE              MARKET    SHARES OR SH/ PUT/ Inv   Other
NAME OF ISSUER                            OF     CUSIP        VALUE    PRINCIPAL PRN CAL  Dscr  Mana-    SOLE     SHARED     NONE
                                          CLASS  NUMBER     (x$1000)      AMOUNT (A) (B)  (C)   gers     (A)        (B)       (C)
------------------------------------------------------------------------------------------------------------------------------------
LIFE SCIENCES RESEARCH INC                CMN 532169109       625.40      66,888 SH      SH-DEF 1        66,888         0          0

